Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Line Items]
Legal reserve	S/ 8,537,752	S/ 6,561,988
Non-mandatory reserve	4,271,373	9,692,461
Cash balances not subject to legal reserve	52	50
Total	12,809,177	16,254,499
Deposits in the BCRP [member]
Cash and cash equivalents [Line Items]
Legal reserve	6,366,151	4,603,067
Cash in vaults {member]
Cash and cash equivalents [Line Items]
Legal reserve	2,171,601	1,958,921
Overnight BCRP deposits [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	4,079,700	9,499,000
Cash and clearing [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	S/ 191,673	S/ 193,461